Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 177,042		$ 104,004		$ 199,361
Statutory tax rate	25.00%		24.00%		25.00%
Theoretical tax expense	44,261		24,961		49,840
Tax benefit arising from reduced rate as an "Approved and Privileged Enterprise" and other tax benefits	(26,098)	[1]	(11,451)	[1]	(20,528)	[1]
Tax adjustment in respect of different tax rates for foreign subsidiaries	5,469		2,721		5,382
Changes in carry-forward losses and valuation allowance	1,643		(125)		(8,006)
Increase in taxes resulting from non-deductible expenses	1,426		1,105		3,020
Difference in basis of measurement for financial reporting and tax return purposes	(3,240)		(2,375)		(3,370)
Taxes in respect of prior years	(5,531)		(299)		(2,004)
Other differences, net	(831)		(913)		(237)
Actual tax expenses	$ 17,099		$ 13,624		$ 24,037
Effective tax rate	9.66%		13.10%		12.06%
Basic	$ 0.62		$ 0.27		$ 0.48
Diluted	$ 0.62		$ 0.27		$ 0.47

[1]	Net earnings per share - amounts of the benefit resulting from the Approved and Privileged Enterprises